Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	NUVEEN MULTISTATE TRUST II /MA/
Central Index Key	dei_EntityCentralIndexKey	0001018975
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 23, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2017
Prospectus Date	rr_ProspectusDate	Feb. 28, 2017